Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class AAA
C000002891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class C
Average Annual Return, Percent	5.89%	15.55%	5.95%	8.29%
C000002887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class I
C000002888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class A
Average Annual Return, Percent	1.15%	10.71%	5.50%	8.45%
Without Sales Load [Member] | C000002889
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	17.45%	6.74%	9.09%
Without Sales Load [Member] | C000002891
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	16.55%	5.95%	8.29%
Without Sales Load [Member] | C000002887
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%	18.68%	7.83%	10.18%
Without Sales Load [Member] | C000002888
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	17.47%	6.76%	9.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	22.52%	11.86%	12.65%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	22.52%	11.86%	12.65%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	22.52%	11.86%	12.65%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	22.52%	11.86%	12.65%